Acquisition of Global Visionary Investments LLC	12 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Note 4 - Acquisition of Global Visionary Investments LLC

On May 15, 2015, we purchased 100% of the membership interests in Global Visionary Investments LLC, a business advisory services company, (“Global Visionary”) as a means to facilitate the process of driving possible target leads and vetting potential investments in those targets. We purchased Global Visionary for cash payments of $50,000 and the issuance of a convertible note for $100,000. As of June 30, 2015, we had paid $35,000 of the $50,000. The remaining $15,000 was paid after the close of the fiscal year. The convertible note matures on May 15, 2018 and bears interest at 10% per year. The note is convertible into shares of our common stock at 25% of the volume weighted average closing price of the Company’s common stock for the five trading days prior to the notice of intent to convert. In no event shall the conversion rate be lower than $0.05 per share.

Global Visionary has a limited exclusive license with SOKAP, a Canadian corporation. SOKAP provides business intelligence in deal sourcing and target vetting. Global Visionary paid a one-time fee of $10,000 prior to being acquired by the Company. The Company will be required to pay a continuing 5% royalty of the net profit generated from the use of the software.

The Company valued the acquisition of GVI as an intangible asset of $150,000, because GVI did not have any operations or identifiable assets or liabilities at the time of acquisition. On June 30, 2015, the Company determined that the intangible asset was impaired under GAAP, because there was no supportable estimates for future projected cash flows of GVI.

We evaluated the terms of the convertible note in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and determined that the underlying common stock is indexed to our common stock. We determined that the conversion features did not meet the definition of a liability and therefore did not bifurcate the conversion feature and account for it as a separate derivative liability. We evaluated the conversion feature for a beneficial conversion feature. The effective conversion price was compared to the market price on the date of the note and was deemed to be less than the market value of underlying common stock at the inception of the note. Therefore, we recognized a beneficial conversion feature of $100,000. We recorded the beneficial conversion features as an increase in additional paid-in capital and a discount to the convertible notes. We amortize the discounts to the convertible note to interest expense over the life of the note using the effective interest method. The discount is amortized at an effective interest rate of 227.53%.